Stock-Based Compensation	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 14. Stock-Based Compensation
The Company recorded stock-based compensation expense for stock options and RSUs as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2025	2024	2025	2024
Research and development	$3,700	$189	$12,871	$539
Selling, general and administrative	5,786	170	15,221	503

Total	$9,486	$359	$28,092	$1,042

Equity Award Plans
In January 2025, the Board of Directors approved, and the Company adopted the 2025 Incentive Award Plan (the “2025 Incentive Plan”), replacing the historical 2011 Equity Incentive Plan (“2011 Amended Stock Plan”). The 2025 Incentive Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted stock, RSUs and other stock or cash-based awards to employees and consultants of the Company and its subsidiaries and members of the board of directors of the Company. As of September 30, 2025, the total number of authorized shares available under the 2025 Incentive Plan is 30,500,000.
Under the 2025 Incentive Plan, stock options, including incentive stock options (“ISOs”), may be granted to employees at exercise prices not lower than the fair value of the stock as of the date of grant. For ISOs granted to a person who, at the time of the grant, owns stock representing more than 10% of the total combined voting power of all classes of the Company’s stock, the per share exercise price must be no less than 110% of the fair value on the date of the grant as determined by the Board of Directors.
The Company recognizes compensation expense for service-based options on a straight-line basis over the requisite service period of all employees or non-employees, which is the award’s vesting term, generally over four years. The Company accounts for forfeitures when they occur.
Under the 2025 Incentive Plan, RSUs are unfunded, unsecured rights to receive, on the applicable settlement date, shares of common stock or an amount in cash, or a combination thereof, as determined by the Administrator, subject to vesting conditions, which may include continued employment or service, or the achievement of performance criteria established by the Administrator.
During the nine months ending September 30, 2025, the Company commenced the granting of equity awards under the 2025 Incentive Plan. As of September 30, 2025, 20,223,481 shares of common stock were reserved for issuance under the 2025 Incentive Plan.
Following the effectiveness of the 2025 Incentive Plan, the Company ceased making grants under the 2011 Amended Plan and all remaining unissued shares were retired. However, the 2011 Amended Plan continues to govern the terms and conditions of the outstanding awards granted under it. Shares of common stock subject to the awards granted under the 2011 Plan that cease to be subject to such awards by forfeiture or otherwise after the termination of the 2011 Amended Plan will be retired and no longer be available for issuance.
Under the 2011 Amended Plan, the Company had previously issued RSUs, which vested upon the satisfaction of both the service-based condition and a liquidity event condition. The liquidity event condition for the RSUs was satisfied upon the occurrence of a qualifying event, defined specifically in the equity documents, and generally referred to the earlier of a specified period of time subsequent to an initial public offering or an acquisition, in all cases prior to the expiration date of the award (see Note 3). Additionally, for all terminated RSU grants, all RSUs which have satisfied a portion or all of the service-based condition of the termination date remain with the stockholder and do not return to the pool of shares available for issuance until the earlier of the satisfaction of the liquidity event (at which time those RSUs vested) or the expiration date of the award. The RSUs expired as defined by the individual RSU grant, generally the earlier of (i) the first anniversary or second anniversary of terminated service, for 2023 and prior grants, respectively, for any reason and (ii) expire date defined as the fifth anniversary of the date of grant. The fair value of RSUs was determined based on the estimated fair value of shares of common stock at the date of grant, as determined by the Board of Directors.
Stock Options
A summary of stock option activity is as follows:

(Value in thousands, life in years)	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of December 31, 2024	28,360,635	$1.27	9.2	$22,741
Granted	1,347,536	3.57
Exercised	(15,080)	1.18
Forfeited	(374,308)	1.31

Outstanding as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Vested and expected to vest as of September 30, 2025	29,318,783	$1.37	8.5	68,324

Exercisable as of September 30, 2025	15,847,903	$1.48	8.1	38,507

As of September 30, 2025, there was $15.9 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 1.8 years.
The Company uses the Black-Scholes option pricing model to determine the grant-date fair value of stock options. The determination of the fair value of stock options on the grant date is affected by the estimated closing share price of the Company’s common stock, as well as assumptions regarding a number of complex and subjective variables. These variables include expected share price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends.
During the three and nine months ended September 30, 2025, the grant date fair value of the stock options granted was $2.05 per share. The fair value of the options issued was determined using the Black-Scholes option pricing model, using the following inputs:

Three and Nine Months Ended September 30, 2025
Weighted average exercise price (per share)	$3.57
Risk-free rate	3.7%
Expected life (in years)	5.6
Expected volatility rate	60.7%
Dividend yield rate	—%
During the three months ended September 30, 2025, the Company accelerated the vesting associated with 388,988 outstanding options resulting in $1.1 million of incremental stock based compensation expense.

RSUs
A summary of the Company’s RSU activity is as follows:

	Number of RSUs (1)	Weighted average grant date fair value
Balance as of December 31, 2024	3,630,447	$1.53
Granted	8,872,307	2.67
Issued	(1,331,257)	2.64
Forfeited	(406,649)	2.29

Balance as of September 30, 2025	10,764,848	$2.30

(1)
As of September 30, 2025, 1,973,365 of the RSUs have vested but have not yet been issued to the award holders. As no conditions remain in order for these shares of common stock to be issuable, these awards have been included in the weighted average shares outstanding calculation for purposes of earnings per share (see Note 18).

Immediately prior to the consummation of the Merger, the RSUs had both a service-based condition and a liquidity event condition. The liquidity event condition was satisfied on the consummation of the liquidity event, and effective with the consummation of the Merger, the Company recognized $3.9 million in stock-based compensation expense associated with the vesting of the outstanding RSUs (see Note 3).
As of September 30, 2025, there was $20.7 million of total unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted average period of 2.7 years.
Employee Stock Purchase Plan
In January 2025, the Board of Directors adopted the 2025 Employee Stock Purchase Plan (the “2025 ESPP”) in order to enable eligible employees to purchase shares of common stock with accumulated payroll deductions. Under the 2025 ESPP, eligible employees will be able to purchase share of common stock at a discount over a series of offering periods, which may consist of one or more purchase periods. The purchase price for shares of common stock purchased under the 2025 ESPP will be 85% of the lesser of the fair market value of shares of common stock on (i) the first trading day of the applicable offering period or (ii) the last trading day of each purchase period in the applicable offering period.
As of September 30, 2025, 3,047,669 shares of common stock were reserved for issuance pursuant to the 2025 ESPP, and no shares of stock had been purchased by employees as the Company had not commenced the 2025 ESPP.